Share-based Payments (Tables)	12 Months Ended
May 31, 2011
Disclosure of Compensation Related Costs, Share Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

A summary of the assumptions used to estimate the fair value of stock option awards is as follows:

	Years ended May 31
	2011	2010	2009
Weighted average assumptions used in option valuations:
Expected volatility	60.46%	60.50%	45.00%
Expected dividend yield	0.44%	0.40%	0.20%
Expected term (in years)	6.0	6.0	6.0
Risk-free interest rate	2.13%	3.01%	3.40%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

 A summary of our stock option activity during fiscal 2011 is as follows:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of June 1, 2010	3.1	$30.84	6.2	$62.9
Granted	0.4	45.64
Exercised	(1.1)	19.53
Outstanding as of May 31, 2011	2.4	$37.88	6.3	$89.2
Exercisable as of May 31, 2011	1.7	$31.21	5.3	$74.2

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

A summary of the status of our restricted stock units as of May 31, 2011, and changes during fiscal 2011, is presented below:

	Shares	Weighted Average Grant Date Fair Value
	(in millions)	Per Share
Restricted stock units as of June 1, 2010	0.4	$54.40
Granted	0.3	49.63
Issued and canceled	(0.2)	42.48
Restricted stock units as of May 31, 2011	0.5	$55.23